Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	C & F FINANCIAL CORPORATION
Entity Central Index Key	0000913341
Amendment Flag	false
SBA Defined Contribution Plan for Citizens and Farmers Bank (the Plan)
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false